CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			99 Months Ended	105 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013
Operating expenses:
Research and development expenses, net	$ 831	$ 179	$ 1,483	$ 841	$ 247	$ 5,840	$ 6,671
General and administrative expenses	870	1,078	2,184	1,406	545	7,839	8,709
Operating loss	1,701	1,257	3,667	2,247	792	13,679	15,380
Financial expense, net	995	118	601	(128)	(117)	3,210	4,205
Net comprehensive loss	2,696	1,375	4,268	2,119	675	16,889	19,585
Deemed dividend	0	33	33	0	0	33	33
Net loss attributable to holders of ordinary shares	$ 2,696	$ 1,408	$ 4,301	$ 2,119	$ 675	$ 16,922	$ 19,618
Net basic and diluted loss per share (in dollars per share)	$ (0.19)	$ (0.12)	$ (0.35)	$ (0.18)	$ (0.06)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	13,978,994	12,179,707	12,458,874	11,920,562	11,420,369